GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CHINA CERAMICS AND ITS SUBSIDIARIES CORPORATE STRUCTURE

Name	Place and date of incorporation or establishment/ operations		Nominal value of issued ordinary share /registered capital	Percentage of equity attributable to the Company		Principal activities
				Direct	Indirect

Antelope USA	Delaware, USA, January 4, 2023	US$	1,000	100	-	Holding company
Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	-	Investment holding

Vast Elite Limited	Hong Kong, September 22, 2017	HKD	1	-	100	Trading of building material

Chengdu Future Talented Management and Consulting Co, Ltd (note 2)	PRC, November 20, 2019	RMB	30,000,000	-	100	Business management and consulting services

Antelope Enterprise (HK) Holdings Limited	Hong Kong, December 3, 2019	HKD	10,000	-	100	Investment holding

Antelope Holdings (Chengdu) Co., Ltd (note 3)	PRC, May 9, 2020	USD	10,000,000	-	100	Business management and consulting services

Hainan Antelope Holdings Co., Ltd (note 4)	PRC, August 10, 2021	USD	10,000,000	-	100	Business management and consulting services

Antelope Future (Yangpu) Investment Co., Ltd (note 5)	PRC, August 11, 2021	USD	10,000,000	-	100	Business management and consulting services

Antelope Investment (Hainan) Co., Ltd (note 6)	PRC, August 23, 2021	RMB	50,000,000	-	100	Business management and consulting services

Antelope Ruicheng Investment (Hainan) Co., Ltd (note 7)	PRC, September 9, 2021	RMB	50,000,000	-	100	Business management and consulting services

Hainan Kylin Cloud Services Technology Co., Ltd (note 8)	PRC, September 18, 2021	RMB	5,000,000	-	51	Business management and consulting services
Hangzhou Kylin Cloud Services Technology Co., Ltd (note 9)	PRC, October 28, 2022	RMB	5,000,000	-	51	Business management and consulting services
Anhui Kylin Cloud Services Technology Co., Ltd (note 10)	PRC, November 2, 2022	RMB	5,000,000	-	51	Business management and consulting services
Wenzhou Kylin Cloud Services (note 11)	PRC, February 15, 2023	RMB	5,000,000	-	51	Business management and consulting services
Hubei Kylin Cloud Services Technology Co., Ltd (note 12)	PRC, August 15, 2023	RMB	5,000,000	-	51	Business management and consulting services
Jiangxi Kylin Cloud Services Technology Co., Ltd (note 13)	PRC, August 18, 2023	RMB	5,000,000	-	51	Business management and consulting services

Note:

1.	The registered capital of Hengda, Hengdali, Vast Elite and Antelope HK had been fully paid up.
2.	Chengdu Future is allowed to pay the registered capital in full before November 12, 2049.
3.	Antelope Chengdu is allowed to pay the registered capital in full before April 13, 2060.
4.	Hainan Antelope is allowed to pay the registered capital in full before December 31, 2041.
5.	Antelope Future is allowed to pay the registered capital in full before December 31, 2051.
6.	Antelope Investment is allowed to pay the registered capital in full before December 31, 2041.
7.	Antelope Ruicheng is allowed to pay the registered capital in full before December 31, 2051.
8.	Hainan Kylin is allowed to pay the registered capital in full before September 16, 2050.
9.	Hangzhou Kylin is allowed to pay the registered capital in full before October 21, 2042.
10.	Anhui Kylin is allowed to pay the registered capital in full before October 31, 2042.
11.	Wenzhou Kylin is allowed to pay the registered capital in full before February 15, 2043.
12.	Hubei Kylin is allowed to pay the registered capital in full before August 15, 2045.
13.	Jiangxi Kylin is allowed to pay the registered capital in full before August 15, 2053.